Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Supplement [Text Block]	cfst21_SupplementTextBlock
Supplement dated November 21, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Active Portfolios® - Diversified Equity Income Fund	10/1/2013
Effective December 11, 2013 (the Effective Date), the Fund's name will change to Active Portfolios® Multi-Manager Value Fund. Accordingly, effective on such date, all references in the Prospectus to Columbia Active Portfolios®- Diversified Equity Income Fund are deleted and replaced with Active Portfolios® Multi-Manager Value Fund. In addition, the following changes are hereby made to the Fund's prospectus on the Effective Date:
On the Effective Date, the section of the Fund's prospectus entitled Investment Objective in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Active Portfolios® Multi-Manager Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
On the Effective Date, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest up to 25% of its net assets in foreign investments.
The Fund may invest in derivatives, such as structured investments (e.g., equity-linked notes), for investment purposes, for risk management (hedging) purposes and to increase investment flexibility, and futures contracts, including equity index futures, to gain market exposure on the Fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. A portion of the Fund's assets is subadvised by Dimensional Fund Advisors, L.P. (DFA). The subadviser and Columbia Management use their own methodology for selecting investments.
On the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified by adding the following disclosure to the existing list of risks:
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Derivatives Risk/Equity-Linked Notes Risk. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate). The Fund's investment in ELNs has the potential to lead to significant losses because ELNs are subject to the market and volatility risks associated with their Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer and concentration risk. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. Often taking the form of unsecured notes of the issuer, ELNs also subject the Fund to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. The Fund may or may not hold an ELN until its maturity.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund's net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could affect the Fund's performance.
The rest of the section remains the same.
Effective on or about January 21, 2014, the first paragraph under the section "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superceded and replaced with the following:
The Fund's assets primarily are invested in equity securities. The Fund may invest in companies that have market capitalizations of any size.
The rest of the section remains the same.
Effective on or about January 21, 2014, the "Principal Risks" section in the "Summary of the Fund" and the "More Information About the Fund" sections of the Fund's prospectus is hereby modified to remove the following risk:
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk, Market Risk and Interest Rate Risk (i.e., the risk of losses attributable to changes in interest rates).

Columbia Active Portfolios - Diversified Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst21_SupplementTextBlock
Supplement dated November 21, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Active Portfolios® - Diversified Equity Income Fund	10/1/2013
Effective December 11, 2013 (the Effective Date), the Fund's name will change to Active Portfolios® Multi-Manager Value Fund. Accordingly, effective on such date, all references in the Prospectus to Columbia Active Portfolios®- Diversified Equity Income Fund are deleted and replaced with Active Portfolios® Multi-Manager Value Fund. In addition, the following changes are hereby made to the Fund's prospectus on the Effective Date:
On the Effective Date, the section of the Fund's prospectus entitled Investment Objective in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Active Portfolios® Multi-Manager Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
On the Effective Date, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest up to 25% of its net assets in foreign investments.
The Fund may invest in derivatives, such as structured investments (e.g., equity-linked notes), for investment purposes, for risk management (hedging) purposes and to increase investment flexibility, and futures contracts, including equity index futures, to gain market exposure on the Fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. A portion of the Fund's assets is subadvised by Dimensional Fund Advisors, L.P. (DFA). The subadviser and Columbia Management use their own methodology for selecting investments.
On the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified by adding the following disclosure to the existing list of risks:
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Derivatives Risk/Equity-Linked Notes Risk. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate). The Fund's investment in ELNs has the potential to lead to significant losses because ELNs are subject to the market and volatility risks associated with their Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer and concentration risk. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. Often taking the form of unsecured notes of the issuer, ELNs also subject the Fund to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. The Fund may or may not hold an ELN until its maturity.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund's net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could affect the Fund's performance.
The rest of the section remains the same.
Effective on or about January 21, 2014, the first paragraph under the section "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superceded and replaced with the following:
The Fund's assets primarily are invested in equity securities. The Fund may invest in companies that have market capitalizations of any size.
The rest of the section remains the same.
Effective on or about January 21, 2014, the "Principal Risks" section in the "Summary of the Fund" and the "More Information About the Fund" sections of the Fund's prospectus is hereby modified to remove the following risk:
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk, Market Risk and Interest Rate Risk (i.e., the risk of losses attributable to changes in interest rates).

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Active Portfolios® Multi-Manager Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest up to 25% of its net assets in foreign investments.
The Fund may invest in derivatives, such as structured investments (e.g., equity-linked notes), for investment purposes, for risk management (hedging) purposes and to increase investment flexibility, and futures contracts, including equity index futures, to gain market exposure on the Fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. A portion of the Fund's assets is subadvised by Dimensional Fund Advisors, L.P. (DFA). The subadviser and Columbia Management use their own methodology for selecting investments.